Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 123,892,242	$ 183,646,346
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	21,400,056	25,892,541
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	14,919,310	15,166,099
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	12,758,599	13,046,179
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,537,170	11,136,437
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,997,568	8,983,791
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	55,279,539	109,421,299
Interest [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	13,376,666	24,926,061
Interest [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	3,003,514	5,136,999
Interest [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,440,666	1,765,693
Interest [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,071,743	1,268,723
Interest [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	789,057	829,245
Interest [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	548,372	274,262
Interest [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	6,523,314	15,651,139
Present Value [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	110,515,576	158,720,285
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	18,396,542	20,755,542
Present Value [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	13,478,644	13,400,406
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,686,856	11,777,456
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,748,113	10,307,192
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,449,196	8,709,529
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 48,756,225	$ 93,770,160